Derivative Financial Instruments - Effect of Derivative Instruments on Condensed Consolidated Statements of Earnings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	$ 4,734	$ 1,519	$ 11,092
Cost of Products Sold [Member] | Commodity Contracts [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)		(2,264)	(8,454)
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Earnings (Effective Portion)		(42,515)	(37,093)
Amount of Gain or (Loss) Recognized in Earnings on Derivatives (Ineffective Portion)		500	600
Cost of Products Sold [Member] | Commodity Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	4,622	1,321	11,757
Cost of Products Sold [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	$ 112	$ 198	$ (665)